Investment Strategy	Sep. 30, 2025
SanJac Alpha Low Duration ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by principally investing in short-term, investment-grade debt instruments. The Fund seeks to typically maintain an average portfolio duration of two years or less. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Duration incorporates a security’s yield, coupon, final maturity, call and put features, and prepayment exposure into one measure, with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of two years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 2%.
In addition to seeking to manage duration, SanJac Alpha LP (“SanJac” or the “Adviser”), the Fund’s investment adviser, considers the following factors when selecting investments and constructing the Fund’s portfolio: credit quality, liquidity and interest rate sensitivity. The Adviser seeks to mitigate interest rate fluctuations and credit risk while optimizing liquidity for the Fund. In order the implement this strategy, the Fund focuses on (a) aggregate portfolio duration, with a targeted average portfolio duration of two years or less, and (b) U.S. government and investment-grade debt instruments.
The Fund principally invests in investment-grade and U.S. government instruments to minimize credit risk, but may invest in non-investment grade securities, such as high yield or junk bonds, as part of its principal investment strategy. The Fund typically invests less than 5% of its investable assets in such non-investment grade securities, although the Fund may hold higher amounts of such securities from time to time. In addition, the Fund typically invests less than 5% of its investable assets in unrated securities. With respect to the Fund’s investments in U.S. government-issued and investment grade debt, there are no targets or limits on the mix among such securities. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes.
The Fund may invest in a variety of fixed income instruments with a fixed or floating (variable) interest rate. The Fund’s investments may include investment-grade U.S. corporate and government debt obligations (including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and corporate debt issued by mortgage real estate investment trusts. The Fund’s investments may also include cash and cash equivalents, commercial paper, money market instruments and taxable or tax-exempt municipal securities.
The Fund may also invest in repurchase agreements collateralized by U.S. government securities, including mortgage-backed securities.
“Investment-grade” debt securities are those rated “Baa3” or “BBB-” or better by Moody’s Investors Service, Inc. (Moody’s) or S&P Global Ratings (S&P), each of which is a nationally recognized statistical ratings organization. The Fund may also invest in unrated securities, in which case the Adviser may internally assign ratings to certain of those securities, after assessing their credit quality.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Strategy Portfolio Concentration [Text]	The Fund typically invests less than 5% of its investable assets in such non-investment grade securities, although the Fund may hold higher amounts of such securities from time to time. In addition, the Fund typically invests less than 5% of its investable assets in unrated securities. With respect to the Fund’s investments in U.S. government-issued and investment grade debt, there are no targets or limits on the mix among such securities. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes.
SanJac Alpha Core Plus Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of income-oriented instruments principally consisting of investment-grade U.S. corporate and government debt obligations (including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), mortgage-backed securities (“MBS”), mortgage real estate investment trusts (“mREITs”), and preferred stocks. The Fund may also invest in high-yield securities (also known as “junk bonds”), collateralized mortgage obligations (“CMOs”), and repurchase agreements collateralized by U.S. government securities, including MBS. The Fund’s investment decisions are driven by a combination of top-down and bottom-up approaches, taking into account factors such as interest rate outlook, credit quality assessments, yield curve positioning, liquidity, and market volatility. Portfolio adjustments are made based on the evaluation of these factors to optimize total returns while maintaining limited volatility and preserving capital.
Under normal market conditions, the Fund invests at least 80% of its investable assets in bonds with varying maturities. For purposes of this policy, bonds include fixed income instruments issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, money market instruments, asset-backed securities, funding agreements (contracts issued by insurance contracts that guarantee a return of principal), variable rate demand notes, bills, notes, strips and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by non-U.S. banks, companies or non-U.S. governments, structured products such as collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”) and CMOs, all styles of MBS, including whole loans and specified pools, and municipal bonds and notes. The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
The Fund seeks to typically maintain an average portfolio duration of up to ten years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Duration incorporates a security’s yield, coupon, final maturity, call and put features, and prepayment exposure into one measure, with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of two years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 2%.
With respect to the Fund’s fixed income investments, the Fund invests primarily in “investment grade” debt securities. “Investment-grade” debt securities are those rated “Baa3” or “BBB-” or better by Moody’s Investors Service, Inc. (Moody’s) or S&P Global Ratings (S&P), each of which is a nationally recognized statistical ratings organization. The Fund may also invest in unrated securities, in which case, SanJac Alpha LP (“SanJac” or the “Adviser”), the Fund’s investment adviser, may internally assign ratings to certain of those securities, after assessing their credit quality.
The Fund may invest up to 40% of its investable assets in securities bearing credit risk other than that of the U.S. government and its agencies. The Fund typically invests less than 5% of its investable assets in non-investment grade securities, such as high yield or junk bonds, although the Fund may hold higher amounts of such securities from time to time. The Fund typically invests less than 5% of its investable assets in unrated securities.
For traditionally unrated securities, such as publicly traded preferred stocks and publicly traded mREITs, the Adviser will conduct an internal assessment of the underlying collateral or assets to ensure the composite ratings fall within the framework of the 40% portion that bears credit risk other than the U.S. Government and its agencies, or, if applicable, the 5% non-investment grade portion. That assessment will involve applying the rating provided by third parties to the underlying collateral held. If any portion of the underlying collateral is unrated, that portion only will be considered unrated.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 40% of its investable assets in securities bearing credit risk other than that of the U.S. government and its agencies. The Fund typically invests less than 5% of its investable assets in non-investment grade securities, such as high yield or junk bonds, although the Fund may hold higher amounts of such securities from time to time. The Fund typically invests less than 5% of its investable assets in unrated securities.